UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2020

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

Target 2040 Fund	November 30, 2020
TRHRX	Investor Class
PAHHX	Advisor Class
TRXRX	I Class

T. ROWE PRICE TARGET FUNDS

HIGHLIGHTS

■	The Target Funds delivered strong absolute and relative returns in the six-month period ended November 30, 2020, outperforming both their Lipper peer group averages and their respective combined index portfolios.

■	Security selection within the underlying components and tactical allocation decisions contributed to relative performance, while exposure to certain sectors not included in the funds’ benchmarks detracted.

■	We are currently neutral between stocks and bonds. Among equities, we shifted to a modest overweight allocation to international stocks and tilted toward U.S. value stocks—which have attractive relative valuations and may benefit from an improving economic growth environment. Within fixed income, we trimmed our overweight to high yield bonds and added to floating rate bank loans.

■	Although the coronavirus pandemic has continued to weigh on global economies and has contributed to a period of sustained volatility for risk assets, investor sentiment has recently been bolstered by positive news about the development of vaccines and therapeutics. Markets have also celebrated the prospects of a divided U.S. government, but the rally may falter should control of the Senate tip in favor of Democrats, as this could increase the likelihood of more progressive policies, which are mostly viewed as a headwind to business.

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CIO Market Commentary

Dear Shareholder

Nearly all major stock and bond indexes produced positive results during the first half of your fund’s fiscal year, the six-month period ended November 30, 2020, as markets recovered from the steep sell-off in February and March. Extraordinary fiscal and monetary support from global governments and central banks helped spur the rebound, although the pandemic continued to pose significant public health and economic challenges.

In the U.S., the large-cap Dow Jones Industrial Average and S&P 500 Index reached record highs, as did the technology-heavy Nasdaq Composite Index—a result that few would have predicted in late March after the benchmarks tumbled more than 30% in response to the initial spread of the coronavirus. Large-cap information technology and internet-related firms that benefited from the work-from-home environment led the rebound. However, a series of announcements in November about successful vaccine trials raised hopes for a broader recovery in 2021 and boosted some sectors that had been beaten down in the initial phases of the pandemic. Meanwhile, former Vice President Joe Biden’s victory in the presidential election led to a reduction in political uncertainty.

In the S&P 500, industrials and materials were the top performers, and the consumer discretionary and technology sectors also recorded very strong results. Energy companies rallied late in the period as oil prices rose, but the sector still finished with negative results. Growth stocks outperformed their value counterparts, and a late surge helped smaller-cap shares finish the period with stronger results than larger companies.

Most equity markets outside the U.S. also performed well. Emerging markets outpaced developed markets, and Asian shares were among the top performers as China and other countries in the region proved successful in controlling the coronavirus. A weaker U.S. dollar generally supported returns for U.S. investors in foreign securities.

Within the fixed income universe, intermediate- and longer-term Treasury yields ticked higher during the period but remained very low by historical standards, a factor that encouraged investors to seek out riskier securities with higher return potential. High yield bonds were especially strong as investors grew less risk averse, allowing the market to absorb heavy new issuance and the arrival of numerous “fallen angels,” or issuers that lost their investment-grade credit rating. Emerging markets bonds and investment-grade corporate debt also performed well amid the search for yield, while Treasuries recorded modest losses. (Bond prices and yields move in opposite directions.)

The firm response by governments and central banks around the world was a key factor in supporting the economic and market recovery. In the U.S., the federal government’s relief package totaled $2.4 trillion, or over 11% of gross domestic product (GDP), while the Federal Reserve cut interest rates close to zero in March and purchased massive amounts of government, mortgage-backed, and corporate bonds during the period to stimulate the economy and increase liquidity in the fixed income market.

Boosted by the stimulus, GDP increased 33.1% in the third quarter, according to the latest estimates, erasing much of the steep decline suffered in the first half of the year. However, there were signs that the recovery was slowing as the fiscal impact of the pandemic relief programs began to fade and coronavirus cases surged again in the U.S. and Europe in the fall. By October, retail sales and payroll growth had slowed to their lowest levels since the rebound began in the spring. Negotiations for a renewed stimulus effort in the U.S. continued at the end of the period.

We are hopeful that the distribution of vaccines will bring about an eventual return to normalcy in the coming year, but many uncertainties remain. The economic effects of the pandemic are likely to echo for some time, and the recovery could be markedly uneven across countries, industries, and individual companies. In this environment, we believe strong fundamental analysis and skilled active security selection will remain critical components of investment success.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The funds seek the highest total return over time consistent with an emphasis on both capital growth and income.

FUND COMMENTARY

How did the funds perform in the past six months?

The Target Funds generated strong absolute and relative returns for the period. The funds outperformed both their respective combined index portfolios and their Lipper peer group averages. (Returns for Advisor and I Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results.)

What factors influenced the funds’ relative performance?

Strong security selection among several underlying strategies drove relative outperformance. Notably, our U.S. large-cap value equity strategy meaningfully outpaced its benchmark, led by names in the information technology and health care sectors. Stock selection in our developed international growth equity strategy also added value. However, the mid- and small-cap equity strategies lagged their respective benchmarks, marginally offsetting part of the gains. Within the fixed income allocation, security selection among U.S. investment-grade, hedged nondollar, and emerging markets bonds lifted performance. The shorter-dated funds also benefited from security selection in the inflation focused bond strategy.

Tactical decisions to overweight and underweight various asset classes worked in our favor. An overweight to U.S. growth stocks for much of the period helped performance as they benefited from secular tailwinds driven by innovation across several sectors, while a well-timed tilt toward U.S. value stocks later in the period boosted returns as promising vaccine news led to a rally in value stocks. Real assets equities trailed global equities, and an underweight to the sector added value. An overweight allocation to emerging markets stocks also contributed, as they outpaced developed markets stocks. We have been actively implementing enhancements to the funds that include allocations to two new equity strategies and a higher allocation to equities in our glide path. In a period of strong equity performance, our temporary cash allocations used to facilitate these enhancements weighed on results.

The inclusion of real assets stocks detracted, but this impact was partly offset by a favorable underweight allocation. Within fixed income sectors, the inclusion of emerging markets and high yield bonds boosted returns as they outpaced investment-grade bonds. However, exposure to long-term U.S. Treasuries hurt results, although an underweight position proved beneficial.

How are the funds positioned?

We remain neutral between stocks and bonds, as we balance extended valuations in both markets and the near-term risks of increasing coronavirus cases, against ultrasupportive monetary policy, upside potential from fiscal policy, and the prospects for coronavirus vaccine distribution by early 2021.

Stocks
On a regional basis, we tilted to a modest overweight in international stocks relative to U.S. stocks. International stocks have attractive relative valuations and are buoyed by aggressive stimulus measures and stable Chinese demand. They could also benefit from their higher exposure to cyclical sectors amid an improving global growth outlook. Meanwhile, the U.S.’s more defensive sector profile now appears relatively less supportive, as does the expectation for potential weakness in the U.S. dollar. Outside the U.S., we are overweight to emerging markets stocks, favoring cyclical sectors—such as financials and industrials and business services—and the Latin America and emerging Europe and Asia regions. Exposure to global trade and favorable currency trends offer strong tailwinds for emerging markets stocks.

In the U.S., we shifted to an overweight in value-oriented equities, as they may benefit from the release of pent-up demand as life normalizes post-pandemic. Despite the recent runup in value stocks, their valuations remain attractive compared with growth stocks. Although earnings trends for growth stocks remain supportive, their extended valuations and narrow leadership could be problematic. We are overweight to U.S. small-cap equities, as they offer upside potential and could outpace larger companies in an economic recovery. Fiscal stimulus, positive vaccine news, and resilient consumer confidence have, thus far, tempered bankruptcy risks among small-caps.

Among international equities, we are overweight to value stocks, as their deep cyclical orientation, cheap valuations, and the potential for rising interest rates could be catalysts for outperformance. Low interest rates and challenges in the auto industry could, however, pose headwinds. International growth stocks, which have a more defensive profile, could lag their value peers in an improving economic backdrop.

We are underweight to inflation-sensitive real assets equities. Commercial real estate remains under pressure, and, despite improvement in supply and demand dynamics, the transition to renewable energy is a long-term headwind for entrenched players within the energy sector.

Bonds
We trimmed our overweight to high yield bonds. Although credit spreads remain at attractive levels relative to investment-grade bonds, valuations are less compelling after a significant rally since March, and we are cautious of downgrade and default risks. We added to floating rate bank loans, which have higher standing in the capital structure, have favorable valuations, and should benefit from a shorter duration profile and a supportive technical environment.

We are overweight to currency-hedged nondollar bonds, which offer yield curve diversification relative to U.S. bonds. Nondollar bond yields are anchored by highly accommodative central bank policies in response to the pandemic. We are neutral to emerging markets bonds, which are expensive after their recent rally. Although the sector offers attractive yields, limited fiscal support from local governments is a concern.

What is portfolio management’s outlook?

Aggressive monetary and fiscal stimulus measures in the U.S. and other countries have helped fuel a rally that saw major indexes bounce back from March lows and reach new highs late in the reporting period. Financial markets have become increasingly dependent on stimulus measures, but this tailwind may be fading. Meanwhile, the coronavirus pandemic has proven difficult to contain in the U.S., and expectations for further fiscal stimulus have been met with disappointment as heightened political tensions have impeded significant legislative action. Although the virus has continued to weigh on the global economy and has contributed to a period of sustained volatility for risk assets, investor sentiment has been bolstered by positive news about the development of vaccines and therapeutics.

While we await the full results from the U.S. elections, with the balance of power in the Senate hinging on two very close runoff elections in Georgia in early January, markets have seemingly celebrated the prospects of a divided government—a Democrat-controlled House of Representatives with a Joe Biden presidency, and Republicans maintaining control of the Senate. If the divided government holds, a more balanced political environment, which would temper the chances of more extreme policies by either party and hopefully lead to an environment of more compromise, could lead to reduced market volatility and a more supportive backdrop for risk assets. However, should Democrats also win control of the Senate, markets may begin to factor in the likelihood of more progressive policies on taxes and tighter regulation, which could result in a negative market shock.

The elevated levels of volatility and uncertainty in global markets underscore the value of our thoughtful strategic investing approach. Given the uncertain impact of positive and negative forces on the horizon that can drive global financial markets, we believe that broad diversification across asset classes, regions, and sectors, as well as our ability to actively adjust allocations to enhance the Target Funds’ risk/reward profiles, should benefit our investors over time across a range of market and economic environments.

PERFORMANCE COMPARISON

The Performance Comparison tables show the returns for each fund versus its combined index portfolio, which is composed of several indexes representing the underlying asset classes in which the funds invest. The tables also show the average returns for each fund’s respective Lipper target date category, providing a tool to measure the performance of our funds against those with similar objectives. In addition, we compare the funds’ performance against the S&P Target Date Indexes in the Growth of $10,000 graphs following this letter. (Returns for the funds’ Advisor and I Class shares may vary due to their different fee structures. Past performance cannot guarantee future results.)

IMPORTANT INFORMATION

The principal value of the Target Funds is not guaranteed at any time, including at or after the target date, which is the approximate year an investor plans to retire (assumed to be age 65) and likely stop making new investments in the fund. If an investor plans to retire significantly earlier or later than age 65, the funds may not be an appropriate investment even if the investor is retiring on or near the target date. The funds’ allocations among a broad range of underlying T. Rowe Price stock and bond funds will change over time. The funds emphasize asset accumulation prior to retirement, balance the need for reduced market risk and income as retirement approaches, and focus on supporting an income stream over a moderate postretirement withdrawal horizon. The funds are not designed for a lump-sum redemption at the target date and do not guarantee a particular level of income. The funds maintain a substantial allocation to equities both prior to and after the target date, which can result in greater volatility over shorter time horizons.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING

The Target Funds’ investment in many underlying funds means that they will be exposed to the risks of different areas of the market. As with all stock and bond mutual funds, each fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets. Investors should note that the higher a fund’s allocation to stocks, the greater the risk.

Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. High yield corporate bonds could have greater price declines than funds that invest primarily in high-quality bonds. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments.

Funds that invest overseas may carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

BENCHMARK INFORMATION

Lipper Averages: The averages of available mutual fund performance returns for specified time periods in categories defined by Lipper Inc.

S&P Target Date Indexes: A series of unmanaged indexes composed of different allocations to stocks, bonds, and short-term investments that reflect reductions in potential risk over time.

Combined Index Portfolios: Unmanaged blended index portfolios created as custom benchmarks for each of the Target Funds. As of November 30, 2020, the combined index portfolios were composed of the following indexes:

■	Target 2005 Fund: 23.75% Russell 3000 Index, 10.15% MSCI All Country World Index ex USA, 46.10% Bloomberg Barclays U.S. Aggregate Bond Index, and 20.00% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index.

■	Target 2010 Fund: 25.05% Russell 3000 Index, 10.75% MSCI All Country World Index ex USA, 44.20% Bloomberg Barclays U.S. Aggregate Bond Index, and 20.00% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index.

■	Target 2015 Fund: 26.45% Russell 3000 Index, 11.35% MSCI All Country World Index ex USA, 42.20% Bloomberg Barclays U.S. Aggregate Bond Index, and 20.00% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index.

■	Target 2020 Fund: 29.45% Russell 3000 Index, 12.65% MSCI All Country World Index ex USA, 37.90% Bloomberg Barclays U.S. Aggregate Bond Index, and 20.00% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index.

■	Target 2025 Fund: 35.85% Russell 3000 Index, 15.35% MSCI All Country World Index ex USA, 33.30% Bloomberg Barclays U.S. Aggregate Bond Index, and 15.50% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index.

■	Target 2030 Fund: 43.40% Russell 3000 Index, 18.60% MSCI All Country World Index ex USA, 27.50% Bloomberg Barclays U.S. Aggregate Bond Index, and 10.50% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index.

■	Target 2035 Fund: 51.10% Russell 3000 Index, 21.90% MSCI All Country World Index ex USA, 21.50% Bloomberg Barclays U.S. Aggregate Bond Index, and 5.50% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index.

■	Target 2040 Fund: 58.10% Russell 3000 Index, 24.90% MSCI All Country World Index ex USA, 16.50% Bloomberg Barclays U.S. Aggregate Bond Index, and 0.50% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index.

■	Target 2045 Fund: 63.85% Russell 3000 Index, 27.35% MSCI All Country World Index ex USA, and 8.80% Bloomberg Barclays U.S. Aggregate Bond Index.

■	Target 2050 Fund: 66.90% Russell 3000 Index, 28.70% MSCI All Country World Index ex USA, and 4.40% Bloomberg Barclays U.S. Aggregate Bond Index.

■	Target 2055 Fund: 68.45% Russell 3000 Index, 29.35% MSCI All Country World Index ex USA, and 2.20% Bloomberg Barclays U.S. Aggregate Bond Index.

■	Target 2060 and 2065 Funds: 68.60% Russell 3000 Index, 29.40% MSCI All Country World Index ex USA, and 2.00% Bloomberg Barclays U.S. Aggregate Bond Index.

Neutral allocations: The asset allocations reflected in the Target Funds’ glide path are referred to as “neutral” allocations. As of November 30, 2020, the funds’ neutral allocations were as follows:

■	Target 2005 Fund: 33.90% stocks and 66.10% bonds and cash.

■	Target 2010 Fund: 35.50% stocks and 64.50% bonds and cash.

■	Target 2015 Fund: 37.50% stocks and 62.50% bonds and cash.

■	Target 2020 Fund: 42.10% stocks and 57.90% bonds and cash.

■	Target 2025 Fund: 51.20% stocks and 48.80% bonds and cash.

■	Target 2030 Fund: 59.00% stocks and 41.00% bonds and cash.

■	Target 2035 Fund: 67.75% stocks and 32.25% bonds and cash.

■	Target 2040 Fund: 75.50% stocks and 24.50% bonds and cash.

■	Target 2045 Fund: 82.00% stocks and 18.00% bonds and cash.

■	Target 2050 Fund: 87.25% stocks and 12.75% bonds and cash.

■	Target 2055 Fund: 90.75% stocks and 9.25% bonds and cash.

■	Target 2060 Fund: 93.00% stocks and 7.00% bonds and cash.

■	Target 2065 Fund: 98.00% stocks and 2.00% bonds and cash.

Note: Bloomberg Index Services Ltd. Copyright © 2020, Bloomberg Index Services Ltd. Used with permission.

Note: Lipper, a Thomson Reuters Company, is the source for all Lipper content reflected in these materials. Copyright 2020 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

Note: MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Note: Frank Russell Company (Russell) is the source and owner of the Russell index data contained or reflected in these materials and all trademarks and copyrights related thereto. Russell® is a registered trademark of Russell. Russell is not responsible for the formatting or configuration of these materials or for any inaccuracy in T. Rowe Price Associates’ presentation thereof.

Note: ©2020, S&P Global Market Intelligence. Reproduction of any information, data or material, including ratings (Content) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers (Content Providers) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS

As of 11/30/20

Target 2005 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Position
U.S. Large-Cap Stocks	11.05%	10.80%	Equity Index 500–Z Class
	3.18	3.19	Growth Stock–Z Class
	0.24	0.32	U.S. Large-Cap Core–Z Class
	3.18	3.25	Value–Z Class
U.S. Mid-Cap Stocks	1.24	1.55	Mid-Cap Growth–Z Class
	1.24	1.47	Mid-Cap Value–Z Class
U.S. Small-Cap Stocks	0.81	0.95	New Horizons–Z Class
	0.81	0.99	Small-Cap Stock–Z Class
	0.81	0.89	Small-Cap Value–Z Class
International Developed Market Stocks	2.74	2.83	International Stock–Z Class
	2.74	2.91	International Value Equity–Z Class
	2.74	2.76	Overseas Stock–Z Class
International Emerging Market Stocks	0.19	0.22	Emerging Markets Discovery Stock–Z Class
	1.26	1.58	Emerging Markets Stock–Z Class
Inflation Focused Stocks	1.70	0.80	Real Assets–Z Class
Futures*	0.00	0.00	Equity Futures
Total Stocks	**33.90**	**34.51**	
Core Fixed Income	4.61	4.17	Dynamic Global Bond–Z Class
	6.92	6.70	International Bond (USD Hedged)–Z Class
	20.75	19.89	New Income–Z Class
Diversifying Fixed Income	5.18	5.25	Emerging Markets Bond–Z Class
	1.04	1.63	Floating Rate–Z Class
	4.14	4.94	High Yield–Z Class
	0.00	0.00	International Bond–Z Class
	20.00	18.66	Limited Duration Inflation Focused Bond–Z Class
	3.48	1.38	U.S. Treasury Long-Term Index–Z Class
Futures*	0.00	0.00	Fixed Income Futures
Short-Term Income	0.00	0.00	Cash and Collateral
	0.00	2.88	U.S. Treasury Money–Z Class
Total Bonds	**66.10**	**65.49**	

Totals under the neutral and actual allocations may not foot due to rounding.

*Actual allocation percentage for Futures is based on notional value.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS

As of 11/30/20

Target 2010 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Position
U.S. Large-Cap Stocks	11.58%	11.21%	Equity Index 500–Z Class
	3.33	3.33	Growth Stock–Z Class
	0.25	0.32	U.S. Large-Cap Core–Z Class
	3.33	3.44	Value–Z Class
U.S. Mid-Cap Stocks	1.30	1.72	Mid-Cap Growth–Z Class
	1.30	1.49	Mid-Cap Value–Z Class
U.S. Small-Cap Stocks	0.85	1.01	New Horizons–Z Class
	0.85	1.03	Small-Cap Stock–Z Class
	0.85	0.92	Small-Cap Value–Z Class
International Developed Market Stocks	2.87	2.93	International Stock–Z Class
	2.87	3.00	International Value Equity–Z Class
	2.87	2.99	Overseas Stock–Z Class
International Emerging Market Stocks	0.20	0.25	Emerging Markets Discovery Stock–Z Class
	1.32	1.66	Emerging Markets Stock–Z Class
Inflation Focused Stocks	1.78	0.85	Real Assets–Z Class
Futures*	0.00	0.00	Equity Futures
Total Stocks	**35.50**	**36.15**	
Core Fixed Income	4.45	4.01	Dynamic Global Bond–Z Class
	6.68	6.47	International Bond (USD Hedged)–Z Class
	20.03	19.20	New Income–Z Class
Diversifying Fixed Income	4.94	4.99	Emerging Markets Bond–Z Class
	0.99	1.58	Floating Rate–Z Class
	3.95	4.66	High Yield–Z Class
	0.00	0.00	International Bond–Z Class
	20.00	18.57	Limited Duration Inflation Focused Bond–Z Class
	3.48	1.39	U.S. Treasury Long-Term Index–Z Class
Futures*	0.00	0.00	Fixed Income Futures
Short-Term Income	0.00	0.00	Cash and Collateral
	0.00	2.97	U.S. Treasury Money–Z Class
Total Bonds	**64.50**	**63.85**	

Totals under the neutral and actual allocations may not foot due to rounding.

*Actual allocation percentage for Futures is based on notional value.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS

As of 11/30/20

Target 2015 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Position
U.S. Large-Cap Stocks	8.79%	8.14%	Equity Index 500–Z Class
	5.17	5.22	Growth Stock–Z Class
	0.38	0.39	U.S. Large-Cap Core–Z Class
	5.17	5.56	Value–Z Class
U.S. Mid-Cap Stocks	1.37	1.91	Mid-Cap Growth–Z Class
	1.37	1.55	Mid-Cap Value–Z Class
U.S. Small-Cap Stocks	0.89	1.09	New Horizons–Z Class
	0.89	1.08	Small-Cap Stock–Z Class
	0.89	0.98	Small-Cap Value–Z Class
International Developed Market Stocks	3.03	3.09	International Stock–Z Class
	3.03	3.14	International Value Equity–Z Class
	3.03	3.10	Overseas Stock–Z Class
International Emerging Market Stocks	0.21	0.26	Emerging Markets Discovery Stock–Z Class
	1.39	1.76	Emerging Markets Stock–Z Class
Inflation Focused Stocks	1.88	0.93	Real Assets–Z Class
Futures*	0.00	0.00	Equity Futures
Total Stocks	**37.50**	**38.19**	
Core Fixed Income	4.25	3.91	Dynamic Global Bond–Z Class
	6.38	6.17	International Bond (USD Hedged)–Z Class
	19.13	18.22	New Income–Z Class
Diversifying Fixed Income	4.66	4.71	Emerging Markets Bond–Z Class
	0.93	1.46	Floating Rate–Z Class
	3.73	4.39	High Yield–Z Class
	0.00	0.00	International Bond–Z Class
	20.00	18.50	Limited Duration Inflation Focused Bond–Z Class
	3.43	1.46	U.S. Treasury Long-Term Index–Z Class
Futures*	0.00	0.00	Fixed Income Futures
Short-Term Income	0.00	0.00	Cash and Collateral
	0.00	3.00	U.S. Treasury Money–Z Class
Total Bonds	**62.50**	**61.81**	

Totals under the neutral and actual allocations may not foot due to rounding.

*Actual allocation percentage for Futures is based on notional value.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS

As of 11/30/20

Target 2020 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Position
U.S. Large-Cap Stocks	8.31%	7.35%	Equity Index 500-Z Class
	6.60	6.74	Growth Stock-Z Class
	0.50	0.47	U.S. Large-Cap Core-Z Class
	6.60	7.15	Value-Z Class
U.S. Mid-Cap Stocks	1.55	2.14	Mid-Cap Growth-Z Class
	1.55	1.74	Mid-Cap Value-Z Class
U.S. Small-Cap Stocks	1.01	1.27	New Horizons-Z Class
	1.01	1.27	Small-Cap Stock-Z Class
	1.01	1.10	Small-Cap Value-Z Class
International Developed Market Stocks	3.42	3.37	International Stock-Z Class
	3.42	3.49	International Value Equity-Z Class
	3.42	3.48	Overseas Stock-Z Class
International Emerging Market Stocks	0.24	0.28	Emerging Markets Discovery Stock-Z Class
	1.57	1.99	Emerging Markets Stock-Z Class
Inflation Focused Stocks	2.12	0.98	Real Assets-Z Class
Futures*	0.00	0.00	Equity Futures
Total Stocks	**42.30**	**42.83**	
Core Fixed Income	3.77	3.46	Dynamic Global Bond-Z Class
	5.66	5.46	International Bond (USD Hedged)-Z Class
	16.97	16.06	New Income-Z Class
Diversifying Fixed Income	4.02	3.99	Emerging Markets Bond-Z Class
	0.80	1.24	Floating Rate-Z Class
	3.22	3.77	High Yield-Z Class
	0.00	0.00	International Bond-Z Class
	20.00	18.73	Limited Duration Inflation Focused Bond-Z Class
	3.27	1.49	U.S. Treasury Long-Term Index-Z Class
Futures*	0.00	0.00	Fixed Income Futures
Short-Term Income	0.00	0.00	Cash and Collateral
	0.00	2.97	U.S. Treasury Money-Z Class
Total Bonds	**57.70**	**57.17**	

Totals under the neutral and actual allocations may not foot due to rounding.

*Actual allocation percentage for Futures is based on notional value.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS

As of 11/30/20

Target 2025 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Position
U.S. Large-Cap Stocks	10.13%	9.32%	Equity Index 500–Z Class
	8.04	8.14	Growth Stock–Z Class
	0.59	0.55	U.S. Large-Cap Core–Z Class
	8.04	8.68	Value–Z Class
U.S. Mid-Cap Stocks	1.88	2.49	Mid-Cap Growth–Z Class
	1.88	2.11	Mid-Cap Value–Z Class
U.S. Small-Cap Stocks	1.23	1.46	New Horizons–Z Class
	1.23	1.42	Small-Cap Stock–Z Class
	1.23	1.31	Small-Cap Value–Z Class
International Developed Market Stocks	4.16	4.13	International Stock–Z Class
	4.16	4.20	International Value Equity–Z Class
	4.16	4.16	Overseas Stock–Z Class
International Emerging Market Stocks	0.29	0.35	Emerging Markets Discovery Stock–Z Class
	1.91	2.43	Emerging Markets Stock–Z Class
Inflation Focused Stocks	2.58	1.18	Real Assets–Z Class
Futures*	0.00	0.00	Equity Futures
Total Stocks	**51.50**	**51.93**	
Core Fixed Income	3.15	2.85	Dynamic Global Bond–Z Class
	4.73	4.50	International Bond (USD Hedged)–Z Class
	14.18	13.30	New Income–Z Class
Diversifying Fixed Income	3.22	3.16	Emerging Markets Bond–Z Class
	0.65	1.01	Floating Rate–Z Class
	2.58	2.99	High Yield–Z Class
	0.00	0.00	International Bond–Z Class
	17.00	15.84	Limited Duration Inflation Focused Bond–Z Class
	3.00	1.48	U.S. Treasury Long-Term Index–Z Class
Futures*	0.00	0.00	Fixed Income Futures
Short-Term Income	0.00	0.00	Cash and Collateral
	0.00	2.94	U.S. Treasury Money–Z Class
Total Bonds	**48.50**	**48.07**	

Totals under the neutral and actual allocations may not foot due to rounding.

*Actual allocation percentage for Futures is based on notional value.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS

As of 11/30/20

Target 2030 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Position
U.S. Large-Cap Stocks	10.01%	9.09%	Equity Index 500–Z Class
	9.97	10.07	Growth Stock–Z Class
	0.75	0.62	U.S. Large-Cap Core–Z Class
	9.97	10.74	Value–Z Class
U.S. Mid-Cap Stocks	2.16	2.87	Mid-Cap Growth–Z Class
	2.16	2.43	Mid-Cap Value–Z Class
U.S. Small-Cap Stocks	1.41	1.75	New Horizons–Z Class
	1.41	1.65	Small-Cap Stock–Z Class
	1.41	1.52	Small-Cap Value–Z Class
International Developed Market Stocks	4.76	4.76	International Stock–Z Class
	4.76	4.90	International Value Equity–Z Class
	4.76	4.79	Overseas Stock–Z Class
International Emerging Market Stocks	0.34	0.41	Emerging Markets Discovery Stock–Z Class
	2.19	2.78	Emerging Markets Stock–Z Class
Inflation Focused Stocks	2.95	1.35	Real Assets–Z Class
Futures*	0.00	0.00	Equity Futures
Total Stocks	**59.00**	**59.73**	
Core Fixed Income	2.95	2.67	Dynamic Global Bond–Z Class
	4.43	4.18	International Bond (USD Hedged)–Z Class
	13.28	12.29	New Income–Z Class
Diversifying Fixed Income	2.83	2.75	Emerging Markets Bond–Z Class
	0.57	0.90	Floating Rate–Z Class
	2.26	2.66	High Yield–Z Class
	0.00	0.00	International Bond–Z Class
	11.50	10.19	Limited Duration Inflation Focused Bond–Z Class
	3.19	1.67	U.S. Treasury Long-Term Index–Z Class
Futures*	0.00	0.00	Fixed Income Futures
Short-Term Income	0.00	0.00	Cash and Collateral
	0.00	2.94	U.S. Treasury Money–Z Class
Total Bonds	**41.00**	**40.27**	

Totals under the neutral and actual allocations may not foot due to rounding.

*Actual allocation percentage for Futures is based on notional value.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS

As of 11/30/20

Target 2035 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Position
U.S. Large-Cap Stocks	8.92%	8.36%	Equity Index 500–Z Class
	12.56	12.61	Growth Stock–Z Class
	0.96	0.75	U.S. Large-Cap Core–Z Class
	12.56	13.49	Value–Z Class
U.S. Mid-Cap Stocks	2.46	3.21	Mid-Cap Growth–Z Class
	2.46	2.71	Mid-Cap Value–Z Class
U.S. Small-Cap Stocks	1.60	1.99	New Horizons–Z Class
	1.60	1.80	Small-Cap Stock–Z Class
	1.60	1.73	Small-Cap Value–Z Class
International Developed Market Stocks	5.43	5.42	International Stock–Z Class
	5.43	5.48	International Value Equity–Z Class
	5.43	5.41	Overseas Stock–Z Class
International Emerging Market Stocks	0.38	0.46	Emerging Markets Discovery Stock–Z Class
	2.49	3.16	Emerging Markets Stock–Z Class
Inflation Focused Stocks	3.36	1.51	Real Assets–Z Class
Futures*	0.00	0.00	Equity Futures
Total Stocks	**67.25**	**68.09**	
Core Fixed Income	2.75	2.43	Dynamic Global Bond–Z Class
	4.13	3.80	International Bond (USD Hedged)–Z Class
	12.38	11.39	New Income–Z Class
Diversifying Fixed Income	2.42	2.42	Emerging Markets Bond–Z Class
	0.49	0.85	Floating Rate–Z Class
	1.94	2.31	High Yield–Z Class
	0.00	0.00	International Bond–Z Class
	5.25	3.92	Limited Duration Inflation Focused Bond–Z Class
	3.40	1.88	U.S. Treasury Long-Term Index–Z Class
Futures*	0.00	0.00	Fixed Income Futures
Short-Term Income	0.00	0.00	Cash and Collateral
	0.00	2.91	U.S. Treasury Money–Z Class
Total Bonds	**32.75**	**31.91**	

Totals under the neutral and actual allocations may not foot due to rounding.

*Actual allocation percentage for Futures is based on notional value.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS

As of 11/30/20

Target 2040 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Position
U.S. Large-Cap Stocks	7.35%	7.11%	Equity Index 500–Z Class
	15.20	15.20	Growth Stock–Z Class
	1.15	0.89	U.S. Large-Cap Core–Z Class
	15.20	16.18	Value–Z Class
U.S. Mid-Cap Stocks	2.73	3.46	Mid-Cap Growth–Z Class
	2.73	2.92	Mid-Cap Value–Z Class
U.S. Small-Cap Stocks	1.78	2.22	New Horizons–Z Class
	1.78	2.06	Small-Cap Stock–Z Class
	1.78	1.91	Small-Cap Value–Z Class
International Developed Market Stocks	6.04	5.91	International Stock–Z Class
	6.04	6.04	International Value Equity–Z Class
	6.04	5.94	Overseas Stock–Z Class
International Emerging Market Stocks	0.43	0.53	Emerging Markets Discovery Stock–Z Class
	2.77	3.51	Emerging Markets Stock–Z Class
Inflation Focused Stocks	3.74	1.61	Real Assets–Z Class
Futures*	0.00	0.00	Equity Futures
Total Stocks	**74.75**	**75.48**	
Core Fixed Income	2.50	2.05	Dynamic Global Bond–Z Class
	3.75	3.35	International Bond (USD Hedged)–Z Class
	11.25	9.93	New Income–Z Class
Diversifying Fixed Income	2.15	2.04	Emerging Markets Bond–Z Class
	0.43	0.79	Floating Rate–Z Class
	1.72	2.00	High Yield–Z Class
	0.00	0.00	International Bond–Z Class
	0.25	0.21	Limited Duration Inflation Focused Bond–Z Class
	3.21	1.70	U.S. Treasury Long-Term Index–Z Class
Futures*	0.00	0.00	Fixed Income Futures
Short-Term Income	0.00	0.00	Cash and Collateral
	0.00	2.45	U.S. Treasury Money–Z Class
Total Bonds	**25.25**	**24.52**	

Totals under the neutral and actual allocations may not foot due to rounding.

*Actual allocation percentage for Futures is based on notional value.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS

As of 11/30/20

Target 2045 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Position
U.S. Large-Cap Stocks	7.40%	7.44%	Equity Index 500–Z Class
	16.81	16.64	Growth Stock–Z Class
	1.26	0.99	U.S. Large-Cap Core–Z Class
	16.81	17.90	Value–Z Class
U.S. Mid-Cap Stocks	2.97	3.61	Mid-Cap Growth–Z Class
	2.97	3.14	Mid-Cap Value–Z Class
U.S. Small-Cap Stocks	1.94	2.37	New Horizons–Z Class
	1.94	2.22	Small-Cap Stock–Z Class
	1.94	2.04	Small-Cap Value–Z Class
International Developed Market Stocks	6.56	6.38	International Stock–Z Class
	6.56	6.61	International Value Equity–Z Class
	6.56	6.43	Overseas Stock–Z Class
International Emerging Market Stocks	0.46	0.56	Emerging Markets Discovery Stock–Z Class
	3.01	3.82	Emerging Markets Stock–Z Class
Inflation Focused Stocks	4.06	1.71	Real Assets–Z Class
Futures*	0.00	0.00	Equity Futures
Total Stocks	**81.25**	**81.86**	
Core Fixed Income	1.88	1.47	Dynamic Global Bond–Z Class
	2.81	2.45	International Bond (USD Hedged)–Z Class
	8.44	7.19	New Income–Z Class
Diversifying Fixed Income	1.42	1.32	Emerging Markets Bond–Z Class
	0.28	0.58	Floating Rate–Z Class
	1.13	1.31	High Yield–Z Class
	0.00	0.00	International Bond–Z Class
	0.00	0.00	Limited Duration Inflation Focused Bond–Z Class
	2.79	1.49	U.S. Treasury Long-Term Index–Z Class
Futures*	0.00	0.00	Fixed Income Futures
Short-Term Income	0.00	0.00	Cash and Collateral
	0.00	2.32	U.S. Treasury Money–Z Class
Total Bonds	**18.75**	**18.14**	

Totals under the neutral and actual allocations may not foot due to rounding.

*Actual allocation percentage for Futures is based on notional value.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS

As of 11/30/20

Target 2050 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Position
U.S. Large-Cap Stocks	7.88%	7.72%	Equity Index 500–Z Class
	17.90	17.69	Growth Stock–Z Class
	1.34	1.01	U.S. Large-Cap Core–Z Class
	17.90	19.04	Value–Z Class
U.S. Mid-Cap Stocks	3.16	3.89	Mid-Cap Growth–Z Class
	3.16	3.32	Mid-Cap Value–Z Class
U.S. Small-Cap Stocks	2.06	2.54	New Horizons–Z Class
	2.06	2.46	Small-Cap Stock–Z Class
	2.06	2.15	Small-Cap Value–Z Class
International Developed Market Stocks	6.99	6.80	International Stock–Z Class
	6.99	7.06	International Value Equity–Z Class
	6.99	6.83	Overseas Stock–Z Class
International Emerging Market Stocks	0.49	0.60	Emerging Markets Discovery Stock–Z Class
	3.21	4.09	Emerging Markets Stock–Z Class
Inflation Focused Stocks	4.33	1.78	Real Assets–Z Class
Futures*	0.00	0.00	Equity Futures
Total Stocks	**86.50**	**86.98**	
Core Fixed Income	1.35	1.07	Dynamic Global Bond–Z Class
	2.03	1.72	International Bond (USD Hedged)–Z Class
	6.08	5.05	New Income–Z Class
Diversifying Fixed Income	0.71	0.67	Emerging Markets Bond–Z Class
	0.14	0.37	Floating Rate–Z Class
	0.57	0.82	High Yield–Z Class
	0.00	0.00	International Bond–Z Class
	0.00	0.00	Limited Duration Inflation Focused Bond–Z Class
	2.63	1.46	U.S. Treasury Long-Term Index–Z Class
Futures*	0.00	0.00	Fixed Income Futures
Short-Term Income	0.00	0.00	Cash and Collateral
	0.00	1.87	U.S. Treasury Money–Z Class
Total Bonds	**13.50**	**13.02**	

Totals under the neutral and actual allocations may not foot due to rounding.

*Actual allocation percentage for Futures is based on notional value.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS

As of 11/30/20

Target 2055 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Position
U.S. Large-Cap Stocks	8.19%	8.03%	Equity Index 500–Z Class
	18.62	18.39	Growth Stock–Z Class
	1.40	1.05	U.S. Large-Cap Core–Z Class
	18.62	19.77	Value–Z Class
U.S. Mid-Cap Stocks	3.29	4.04	Mid-Cap Growth–Z Class
	3.29	3.45	Mid-Cap Value–Z Class
U.S. Small-Cap Stocks	2.15	2.64	New Horizons–Z Class
	2.15	2.52	Small-Cap Stock–Z Class
	2.15	2.24	Small-Cap Value–Z Class
International Developed Market Stocks	7.27	7.04	International Stock–Z Class
	7.27	7.31	International Value Equity–Z Class
	7.27	7.12	Overseas Stock–Z Class
International Emerging Market Stocks	0.51	0.62	Emerging Markets Discovery Stock–Z Class
	3.34	4.28	Emerging Markets Stock–Z Class
Inflation Focused Stocks	4.50	1.86	Real Assets–Z Class
Futures*	0.00	0.00	Equity Futures
Total Stocks	**90.00**	**90.37**	
Core Fixed Income	1.00	0.74	Dynamic Global Bond–Z Class
	1.50	1.20	International Bond (USD Hedged)–Z Class
	4.50	3.45	New Income–Z Class
Diversifying Fixed Income	0.41	0.36	Emerging Markets Bond–Z Class
	0.08	0.27	Floating Rate–Z Class
	0.33	0.50	High Yield–Z Class
	0.00	0.00	International Bond–Z Class
	0.00	0.00	Limited Duration Inflation Focused Bond–Z Class
	2.18	1.19	U.S. Treasury Long-Term Index–Z Class
Futures*	0.00	0.00	Fixed Income Futures
Short-Term Income	0.00	0.00	Cash and Collateral
	0.00	1.92	U.S. Treasury Money–Z Class
Total Bonds	**10.00**	**9.63**	

Totals under the neutral and actual allocations may not foot due to rounding.

*Actual allocation percentage for Futures is based on notional value.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS

As of 11/30/20

Target 2060 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Position
U.S. Large-Cap Stocks	8.40%	8.11%	Equity Index 500-Z Class
	19.08	18.81	Growth Stock-Z Class
	1.45	1.08	U.S. Large-Cap Core-Z Class
	19.08	20.22	Value-Z Class
U.S. Mid-Cap Stocks	3.37	4.12	Mid-Cap Growth-Z Class
	3.37	3.61	Mid-Cap Value-Z Class
U.S. Small-Cap Stocks	2.20	2.69	New Horizons-Z Class
	2.20	2.65	Small-Cap Stock-Z Class
	2.20	2.33	Small-Cap Value-Z Class
International Developed Market Stocks	7.45	7.26	International Stock-Z Class
	7.45	7.53	International Value Equity-Z Class
	7.45	7.29	Overseas Stock-Z Class
International Emerging Market Stocks	0.53	0.63	Emerging Markets Discovery Stock-Z Class
	3.42	4.41	Emerging Markets Stock-Z Class
Inflation Focused Stocks	4.61	1.91	Real Assets-Z Class
Futures*	0.00	0.00	Equity Futures
Total Stocks	**92.25**	**92.65**	
Core Fixed Income	0.78	0.54	Dynamic Global Bond-Z Class
	1.16	0.84	International Bond (USD Hedged)-Z Class
	3.49	2.46	New Income-Z Class
Diversifying Fixed Income	0.25	0.18	Emerging Markets Bond-Z Class
	0.05	0.16	Floating Rate-Z Class
	0.20	0.31	High Yield-Z Class
	0.00	0.00	International Bond-Z Class
	0.00	0.00	Limited Duration Inflation Focused Bond-Z Class
	1.82	0.95	U.S. Treasury Long-Term Index-Z Class
Futures*	0.00	0.00	Fixed Income Futures
Short-Term Income	0.00	0.00	Cash and Collateral
	0.00	1.91	U.S. Treasury Money-Z Class
Total Bonds	**7.75**	**7.35**	

Totals under the neutral and actual allocations may not foot due to rounding.

*Actual allocation percentage for Futures is based on notional value.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS

As of 11/30/20

Target 2065 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Position
U.S. Large-Cap Stocks	9.12%	8.97%	Equity Index 500–Z Class
	15.64	15.07	Growth Stock–Z Class
	11.73	11.61	U.S. Large-Cap Core–Z Class
	15.64	16.19	Value–Z Class
U.S. Mid-Cap Stocks	3.26	3.80	Mid-Cap Growth–Z Class
	3.26	3.81	Mid-Cap Value–Z Class
U.S. Small-Cap Stocks	2.17	2.10	New Horizons–Z Class
	2.17	2.62	Small-Cap Stock–Z Class
	2.17	2.43	Small-Cap Value–Z Class
International Developed Market Stocks	7.91	7.82	International Stock–Z Class
	7.91	8.20	International Value Equity–Z Class
	7.91	7.91	Overseas Stock–Z Class
International Emerging Market Stocks	2.10	2.77	Emerging Markets Discovery Stock–Z Class
	2.10	2.62	Emerging Markets Stock–Z Class
Inflation Focused Stocks	4.90	2.19	Real Assets–Z Class
Futures*	0.00	0.00	Equity Futures
Total Stocks	**98.00**	**98.11**	
Core Fixed Income	0.20	0.19	Dynamic Global Bond–Z Class
	0.30	0.29	International Bond (USD Hedged)–Z Class
	0.90	0.95	New Income–Z Class
Diversifying Fixed Income	0.00	0.00	Emerging Markets Bond–Z Class
	0.00	0.00	Floating Rate–Z Class
	0.00	0.00	High Yield–Z Class
	0.00	0.00	International Bond–Z Class
	0.00	0.00	Limited Duration Inflation Focused Bond–Z Class
	0.60	0.46	U.S. Treasury Long-Term Index–Z Class
Futures*	0.00	0.00	Fixed Income Futures
Short-Term Income	0.00	0.00	Cash and Collateral
	0.00	0.00	U.S. Treasury Money–Z Class
Total Bonds	**2.00**	**1.89**	

Totals under the neutral and actual allocations may not foot due to rounding.

*Actual allocation percentage for Futures is based on notional value.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

November 30, 2020 (Unaudited)

PORTFOLIO OF INVESTMENTS[1]	$ Value 5/31/20	$ Purchase Cost	$ Sales Cost	Shares	$ Value 11/30/20
(Cost and value in $000s)					
EQUITY MUTUAL FUNDS 75.5%					
T. Rowe Price Funds:					
Value Fund	32,208	6,192	1,430	1,133,099	45,992
Growth Stock Fund	37,229	3,705	6,353	445,655	43,206
Equity Index 500 Fund	18,759	3,815	5,186	209,706	20,216
International Value Equity Fund	13,472	1,832	1,215	1,246,026	17,158
Overseas Stock Fund	13,582	1,582	1,241	1,456,257	16,893
International Stock Fund	12,859	1,482	532	825,497	16,799
Emerging Markets Stock Fund	8,346	898	1,767	192,538	9,983
Mid-Cap Growth Fund	7,666	756	425	86,581	9,846
Mid-Cap Value Fund	6,358	741	317	283,997	8,307
New Horizons Fund[2]	5,973	451	1,475	70,290	6,318
Small-Cap Stock Fund[2]	4,389	632	518	95,151	5,848
Small-Cap Value Fund	3,923	461	193	108,523	5,417
Real Assets Fund	3,651	402	155	382,603	4,568
U.S. Large-Cap Core Fund	870	1,340	35	84,457	2,541
Emerging Markets Discovery Stock Fund	75	1,279	17	110,868	1,497
Total Equity Mutual Funds (Cost $166,266)					**214,589**
BOND MUTUAL FUNDS 22.1%					
T. Rowe Price Funds:					
New Income Fund	23,206	5,235	954	2,829,026	28,234
International Bond Fund (USD Hedged)	7,679	1,880	327	920,487	9,518
Dynamic Global Bond Fund	5,019	970	212	597,626	5,815
Emerging Markets Bond Fund	5,306	703	809	510,182	5,806
High Yield Fund	4,630	956	205	868,150	5,695
U.S. Treasury Long-Term Index Fund	2,939	2,114	154	321,509	4,829
Floating Rate Fund	2,000	255	80	239,052	2,249
Limited Duration Inflation Focused Bond Fund	—	612	7	116,426	607
Total Bond Mutual Funds (Cost $60,388)					**62,753**

AFFILIATED COMPANIES

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

Affiliate	Net Realized Gain (Loss)	Change in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Funds:			
Dynamic Global Bond Fund	$ (1)	$ 38	$ 67
Emerging Markets Bond Fund	(63)	606	157
Emerging Markets Discovery Stock Fund	—	160	—
Emerging Markets Stock Fund	115	2,506	—
Equity Index 500 Fund	450	2,828	163
Floating Rate Fund	(5)	74	50
Growth Stock Fund	770	8,625	—
High Yield Fund	(7)	314	160
International Bond Fund (USD Hedged)	1	286	86
International Stock Fund	(3)	2,990	—
International Value Equity Fund	(135)	3,069	—
Limited Duration Inflation Focused Bond Fund	—	2	1
Mid-Cap Growth Fund	5	1,849	—
Mid-Cap Value Fund	(43)	1,525	—
New Horizons Fund	260	1,369	—
New Income Fund	1	747	367
Overseas Stock Fund	(87)	2,970	—
Real Assets Fund	(6)	670	—
Small-Cap Stock Fund	(14)	1,345	—
Small-Cap Value Fund	(22)	1,226	—
U.S. Large-Cap Core Fund	—	366	—
U.S. Treasury Long-Term Index Fund	(6)	(70)	31
Value Fund	(68)	9,022	—
U.S. Treasury Money Fund	—	—	8
Totals	$ 1,142#	$ 42,517	$ 1,090+

\# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).

\+ Investment income comprised $1,090 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of these financial statements.

November 30, 2020 (Unaudited)

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Target 2040 Fund (the fund) is a diversified, open-end management investment company and is one of the portfolios established by the corporation. The fund invests in a portfolio of other T. Rowe Price stock and bond funds (underlying Price Funds) that represent various asset classes and sectors. The fund’s allocation among underlying Price Funds will change, and its asset mix will become more conservative over time. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.

The fund has three classes of shares: the Target 2040 Fund (Investor Class), the Target 2040 Fund –Advisor Class (Advisor Class), and the Target 2040 Fund –I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries that are compensated by the class for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan; the Investor and I Classes do not pay Rule 12b-1 fees. I Class shares require a $1 million initial investment minimum, although the minimum generally is waived for retirement plans, financial intermediaries, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations of the underlying Price Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying Price Funds.

Investment Transactions, Investment Income, and Distributions Purchases and sales of the underlying Price Funds are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Gains and losses realized on sales of the underlying Price Funds are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from underlying Price Fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Income and capital gain distributions from the underlying Price Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution may also be declared and paid by the fund annually.

Class Accounting Investment management and administrative expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, income distributions from the underlying Price Funds and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees in an amount not exceeding 0.25% of the class’s average daily net assets.

Capital Transactions Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On November 30, 2020, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.

NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS

Purchases and sales of the underlying Price Funds during the six months ended November 30, 2020, aggregated $49,180,000 and $32,874,000, respectively.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At November 30, 2020, the cost of investments for federal income tax purposes was $238,956,000. Net unrealized gain aggregated $45,344,000 at period-end, of which $50,739,000 related to appreciated investments and $5,395,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and the underlying Price Funds.

The fund operates in accordance with an amended investment management agreement (amended management agreement), between the corporation, on behalf of the fund, and Price Associates. Under the amended agreement, the fund pays an all-inclusive annual fee that is based on a predetermined fee schedule that will range from 0.714% to 0.468% for the Investor Class and Advisor Class and 0.520%-0.318% for the I Class, generally declining as the fund reduces its overall stock exposure along its investment glide path. The all-inclusive management fee covers investment management and all of the fund’s operating expenses except for interest expense; expenses related to borrowings, taxes, and brokerage; nonrecurring expenses; and any 12b-1 fees applicable to a class. At November 30, 2020, the effective all-inclusive management fee rate was 0.69% for the Investor Class and Advisor Class and 0.50% for the I Class.

The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. At November 30, 2020, the fund held less than 25% of the outstanding shares of any underlying Price Fund.

NOTE 6 - OTHER MATTERS

Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

These types of events may also cause widespread fear and uncertainty, and result in, among other things: quarantines and travel restrictions, including border closings; disruptions to business operations and supply chains; exchange trading suspensions and closures, and overall reduced liquidity of securities, derivatives, and commodities trading markets; reductions in consumer demand and economic output; and significant challenges in healthcare service preparation and delivery. The funds could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, the operations of the funds, their investment advisers, and the funds’ service providers may be significantly impacted, or even temporarily halted, as a result of extensive employee illnesses or unavailability, government quarantine measures, and restrictions on travel or meetings and other factors related to public emergencies. Recently, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

Governmental and quasi-governmental authorities and regulators have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Effective for reporting periods on or after March 1, 2019, a fund, except a money market fund, files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 1, 2019, a fund, including a money market fund, filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A money market fund files detailed month-end portfolio holdings information on Form N-MFP with the SEC each month and posts a complete schedule of portfolio holdings on its website (troweprice.com) as of each month-end for the previous six months. A fund’s Forms N-PORT, N-MFP, and N-Q are available electronically on the SEC’s website (sec.gov).

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2021

		By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2021